                                     [LOGO]
                                    COLONIAL
                                    NEWPORT
                                   TIGER FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 1995

                     COLONIAL NEWPORT TIGER FUND HIGHLIGHTS

                       JANUARY 1, 1995 - DECEMBER 31, 1995

INVESTMENT OBJECTIVE: Colonial Newport Tiger Fund seeks capital appreciation by investing primarily in equity securities issued by companies located in the nine Tigers of Asia - Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, China, and the Philippines.

STRATEGY: The Fund pursues its objective by investing in common and preferred stocks.

THE FUND IS DESIGNED TO OFFER:

 - Access to the world's fastest growing economies

 - Long-term growth potential

 - Experienced management

PORTFOLIO MANAGER COMMENTARY: "While 1995 may have been a difficult year for some of the Tiger countries, Colonial Newport Tiger Fund was able to provide shareholders with a return of 16.27% on Class A shares. The return reflects the excellent performance of Hong Kong and Singapore, the two largest country weightings in the portfolio."



                    COLONIAL NEWPORT TIGER FUND PERFORMANCE*

                                                     CLASS A      CLASS T     CLASS Z

     Inception                                        4/1/95      5/31/89     5/31/89
     Distributions declared per share                $ 0.084      $ 0.105     $ 0.105
     12-months/since inception total return
     assuming reinvestment of all distributions
     and no sales charge or contingent deferred
     sales charge (CDSC)                               16.27%*      16.28%      16.28%
     Net asset value per share at 12/31/95           $ 12.46      $ 12.45     $ 12.45


*The Fund originally was introduced on 5/31/89 and became Colonial Newport Tiger Fund on 4/1/95. Class A, B, and D shares were offered at that time. Total return shown includes performance prior to Fund conversion, at which time there was no 12b-1 fee. Performance for Class B and Class D shares appears on page 5.


TOP THREE COUNTRIES


 1.  Hong Kong
 2.  Singapore
 3.  Malaysia



TOP FIVE SECTORS**

1. Consumer Cyclicals           27.9%
2. Financial Services           23.4%
3. Utilities                    16.9%
4. Consumer Staples             10.4%
5. Transportation                6.4%



**Top five sectors based on total investments. There can be no guarantee the Fund will continue to invest in these sectors.

                               PRESIDENT'S MESSAGE

                              TO FUND SHAREHOLDERS

During 1995, your Fund produced a total return in excess of 16%. The average annual return for the past five years has been over 22%.

1995 was a difficult year for most Tiger markets. Hong Kong was the star performer with a gain of 23.1%. Singapore was the next best performer with an increase of 8.3% in U.S. dollars. Hong Kong and Singapore represented 48.4% and 21.5%, respectively, of your Fund's portfolio at the end of the year. Other Tiger markets were slightly up, in the case of Indonesia and Malaysia, to significantly down, in the case of Thailand, South Korea, the Philippines and Taiwan.

Portfolio Co-Managers, Jack Mussey and Tim Tuttle, believe 1996 will be a good year for the Tiger markets as global investors diversify their attention away from the U.S. market to the somewhat overlooked markets of the world's fastest growing economies in Asia. It is their view that many of the stocks available in this region are attractively priced and may offer significant growth opportunities in the future. In the following report they comment on the key issues affecting the markets in which your Fund invests.

Respectfully,


/s/ John A. McNeice, Jr.
John A. McNeice, Jr.
President
February 9, 1996

At the time of this printing, Jack Mussey was named 1995 International Fund Manager of the Year by Morningstar Mutual Funds, a highly regarded independent mutual fund rating service. We are pleased to see Jack receive this recognition.

                           PORTFOLIO MANAGEMENT REPORT

JACK MUSSEY is President and Chief Executive Officer of Newport Pacific Management and Co-Portfolio Manager of Colonial Newport Tiger Fund. Mr. Mussey has more than 25 years of experience as an investment professional. He is a Chartered Financial Analyst and is a member of the Security Analysts of San Francisco. Jack received a BA from the University of Redlands in 1963 and an MBA from the University of California at Berkeley in 1965.

TIM TUTTLE is Managing Director of Newport Pacific Management and Co-Portfolio Manager of Colonial Newport Tiger Fund. He has 25 years experience as an investment professional and is a Chartered Financial Analyst. He received a BA from Williams College in 1964.

FUND TAKES ADVANTAGE OF MOST ATTRACTIVE TIGERS: During the year, investments were focused on six of the nine countries in which the Fund can invest. The Fund gained 16.27% on Class A shares, which is a significant premium over the Morgan Stanley Capital International EAFE (GDP) Index, which was up 11.16%. We attribute this superior performance to our conservative large-cap approach and our significant overweighting in Hong Kong. Despite short-term fluctuations that may occur, management believes the region offers great potential over the long term. Investments in Hong Kong, Singapore, Malaysia and Thailand received particular emphasis.

THE HONG KONG market, which represents 48.4% of your Fund's portfolio, rose 23.1% in 1995 as investors began anticipating the benefits of falling U.S. interest rates and an improving political and economic environment in China. With lower interest rates, the outlook for a rebound in Hong Kong's residential property prices in 1996 is good. This should have a positive effect on consumer confidence and spending.

CHINA appears to have successfully engineered a slow down in their overheated economy from 12% to about 10% in real terms. This rate of growth should be sustainable in 1996 with an acceptable rate of inflation. Some easing of monetary policy in China is expected; this will benefit Hong Kong companies doing business in China as well as increase trade flows through Hong Kong.

Politics in China appear more stable with Jiang Zemin solidifying his power. Fears of Hong Kong's transition to China in 1997 are turning to recognition of the immense opportunity Hong Kong will have as the financial and trade center for the world's fastest growing economy.

SINGAPORE (21.5% of the portfolio) rose 8.3% in 1995. This performance does not adequately reflect the exemplary economic fundamentals this "Safe-Haven" of Asia produces: 8.3% real economic growth with only 1.8% inflation, a huge current account surplus and a strong currency.

MALAYSIA (10.9% of the portfolio) and Thailand (9.6% of the portfolio) suffered from growing pains in 1995 with real economic growth of 9.8% and 8.7%, respectively, in real terms producing deteriorating current accounts. To slow these economies to more sustainable growth rates, the authorities raised interest rates, temporarily dampening their stock markets.

LOOKING AHEAD: We are optimistic that the high quality large-cap growth businesses favored for investment in your portfolio represent good value at current levels and can produce superior performance in the years ahead within an economic environment that is growing 2 to 3 times faster than the U.S., Europe or Japan.




             COLONIAL NEWPORT TIGER FUND INVESTMENT PERFORMANCE VS. THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE (GDP) INDEX

Change in Value of $10,000 from 5/31/89 - 12/31/95. Based on Net Asset Value and
         Maximum Offering Price for Class A, Class T and Class Z Shares




                                    [GRAPH]

         Label      A         B      C
         -----     ----      ---    ---
Label    CNTF      msci      mop    nav
-----    ----      ----      ---    ---
    1    5/89       10000    9425   10000
    2    6/89    10172.39    9368    9940
    3            11309.84    9651   10240
    4            11038.47    9463   10040
    5            11450.67    9717   10310
    6            10895.69    9482   10060
    7            11445.42    9821   10420
    8    12/89   12293.98   10443   11080
    9            12055.91   10556   11200
   10            11503.51   10707   11360
   11            11114.69   10537   11180
   12            10950.74    9931   10537
   13            11751.46   10896   11561
   14            11853.64   11161   11842
   15            12138.56   11776   12494
   16            10800.74   10073   10688
   17             9286.33    8494    9012
   18            10423.83    9109    9664
   19             9948.79    8711    9243
   20    12/90    9936.39    8862    9403
   21            10191.35    9196    9757
   22            11240.62   10015   10626
   23            10372.88   10358   10990
   24            10483.47   10711   11364
   25            10699.77   10987   11657
   26              9850.3   10777   11435
   27            10244.37   11006   11678
   28            10159.08   10558   11202
   29            10580.49   10358   10990
   30            10533.46   10511   11152
   31             10220.8   10835   11496
   32    12/91   10790.79   11168   11849
   33            10682.09   11835   12557
   34             10519.8   12207   12951
   35             9984.55   11892   12618
   36             10054.6   12569   13336
   37            10629.26   13398   14215
   38            10265.43   13426   14246
   39             9885.23   13122   13922
   40             10359.7   12616   13386
   41                9963   12750   13528
   42             9543.21   14103   14963
   43             9575.09   13960   14812
   44    12/92    9558.95   13627   14458
   45             9655.18   14057   14915
   46             9978.89   14841   15747
   47            10646.06   14908   15818
   48            11611.89   16046   17025
   49            11779.12   16486   17492
   50            11561.38   16142   17127
   51            11894.95   16123   17106
   52            12752.08   17098   18141
   53            12469.65   17442   18506
   54            12797.87   20244   21479
   55            11763.78   19871   21084
   56    12/93   12576.91   23892   25350
   57            13523.73   22798   24189
   58            13434.68   21626   22946
   59            13226.55   19437   20622
   60            13879.48   20800   22069
   61            13545.81   21780   23109
   62            13524.17   20608   21865
   63            13822.61   21684   23007
   64            14041.02   22951   24352
   65            13531.35   22817   24209
   66               13926   23105   24515
   67            13289.28   21261   22558
   68    12/94   13373.93   21034   22317
   69            13015.07   18950   20106
   70            12983.54   20722   21987
   71            13553.47   21171   22462
   72            14141.13   21190   22483
   73            13986.21   23705   25151
   74             13811.6   23393   24820
   75            14696.49   23958   25420
   76            14065.69   23159   24572
   77            14215.15   23588   25027
   78            13785.64   23432   24862
   79            14058.81   23491   24924
   80    12/95   14642.88   24456   25948


A $10,000 investment in the following share classes, based on the maximum sales charge for each class, would have been valued at the amount shown on December 31, 1995: Class B w/ CDSC (inception 4/1/95) $10,965; Class D w/CDSC (inception 4/1/95) $11,270. Please see footnote on page 2 concerning inception dates.



                                         AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------
                                     1 YEAR       5 YEARS      SINCE INCEPTION
------------------------------------------------------------------------------
CLASS A (Inception: 4/1/95)
NAV                                   16.27%       22.51%           15.57%
MOP                                    9.58%       21.07%           14.54%
------------------------------------------------------------------------------
CLASS B (Inception: 4/1/95)*
NAV                                     --           --             14.65%
w/CDSC                                  --           --              9.65%
------------------------------------------------------------------------------
CLASS D (Inception: 4/1/95)*
NAV                                     --           --             14.85%
MOP w/CDSC                              --           --             12.70%
------------------------------------------------------------------------------
CLASS T (Inception: 5/31/89)
NAV                                   16.28%       22.51%           15.57%
MOP                                    9.59%       21.07%           14.54%
------------------------------------------------------------------------------
CLASS Z (Inception: 5/31/89)
NAV                                   16.28%       22.51%           15.57%



Past performance cannot predict future results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV return does not include sales charges or CDSC. Maximum offering price (MOP) return includes the maximum sales charge for Class A shares of 5.75%. The maximum CDSC for Class B shares is 5.00% and 1.00% on Class D shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

*Cumulative Since Inception.

                              INVESTMENT PORTFOLIO
                        DECEMBER 31, 1995 (IN THOUSANDS)

COMMON STOCKS - 92.9%                                COUNTRY      SHARES        VALUE
---------------------------------------------------------------------------------------
AGRICULTURE, FORESTRY & FISHING - 1.2%
  AGRICULTURE
  Sime Darby Berhad                                    Ma          4,000       $ 10,634
                                                                               --------

---------------------------------------------------------------------------------------
CONSTRUCTION - 3.9%
  HEAVY CONSTRUCTION - NON BUILDING CONSTRUCTION
  Citic Pacific Ltd.                                   HK         10,000         34,206
                                                                               --------

---------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 48.5%
  DEPOSITORY INSTITUTIONS - 22.2%
  Bank of Ayudhya Ltd.                                 Th          2,566         14,363
  Development Bank of Singapore Ltd.                   Si          2,300         28,622
  Guoco Group Ltd.                                     HK          5,200         25,084
  HSBC Holdings PLC                                    HK          2,000         30,262
  Hang Seng Bank                                       HK          3,800         34,032
  Oversea-Chinese Banking Corp. Ltd                    Si          2,091         26,169
  Public Bank Berhad                                   Ma          4,420          8,460
  Public Bank Berhad                                   Si          2,500          4,808
  Thai Farmers Bank Ltd.                               Th          2,164         21,822
                                                                               --------
                                                                                193,622
                                                                               --------

  HOLDING & OTHER INVESTMENT COMPANIES - 4.5%
  Hutchison Whampoa Ltd.                               HK          3,000         18,274
  Singapore Technologies
  Industrial Corp.                                     Si          8,000         18,101
  Taiwan Fund, Inc.                                    Tw            128          2,614
                                                                               --------
                                                                                 38,989
                                                                               --------

  NONDEPOSITORY CREDIT INSTITUTIONS - 0.8%
  Manhattan Card Co. Ltd.                              HK         16,500          7,042
                                                                               --------

  REAL ESTATE - 21.0%
  Cheung Kong Holdings Ltd.                            HK          5,500         33,501
  City Developments Ltd.                               Si          4,500         32,772
  Filinvest Development Corp.                          Ph          4,000          2,669
  Land and House Co. Ltd.                              Th            800         13,148
  Shun Tak Holdings Ltd.                               HK         20,000         14,096
  Sun Hung Kai Properties Ltd.                         HK          4,000         32,719
  Swire Pacific Ltd., Series A                         HK          3,600         27,934
  Wharf Holdings                                       HK          8,000         26,641
                                                                               --------
                                                                                183,480
                                                                               --------

                     Investment Portfolio/December 31, 1995
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
MANUFACTURING - 12.9%
  CHEMICALS & ALLIED PRODUCTS - 1.1%
  Pt Kalbe Farma Reg                              In         1,669        $ 5,657
  Pt Darya Varia Laboratoria                      In         2,000          3,630
                                                                          -------
                                                                            9,287
                                                                          -------

  ELECTRONIC & ELECTRICAL EQUIPMENT - 1.1%
  Nylex Malaysia Berhad                           Ma         3,000          9,098
                                                                          -------

  FABRICATED METAL - 1.2%
  Kian Joo Can Factory Berhad                     Ma         2,600         10,752
                                                                          -------

  FOOD & KINDRED PRODUCTS - 1.4%
  Pt Mayora Indah Reg                             In        17,133         12,364
                                                                          -------

  MEASURING & ANALYZING INSTRUMENTS - 1.7%
  China Hong Kong Photo Product                   HK         7,000          3,961
  Pt Modern Photo Film Reg                        In         1,915         11,097
                                                                          -------
                                                                           15,058
                                                                          -------

  PRIMARY METAL - 1.1%
  China Steel Corp., GDS (a)                      Ch           100          1,737
  Pohang Iron & Steel Co. Ltd. ADR                Ko           377          8,247
                                                                          -------
                                                                            9,984
                                                                          -------

  PRINTING & PUBLISHING - 3.7%
  Singapore Press Holdings Ltd.                   Si         1,800         31,818
                                                                          -------

  STONE, CLAY, GLASS & CONCRETE - 1.6%
  Siam Cement Co. Ltd.                            Th           258         14,298
                                                                          -------

---------------------------------------------------------------------------------
RETAIL TRADE - 4.1%
  AUTO DEALERS & GAS STATIONS - 2.1%
  Cycle & Carriage Ltd.                           Si         1,865         18,593
                                                                          -------

  APPAREL & ACCESSORY STORES - 2.0%
  Giordano International Ltd.                     HK        20,068         17,129
                                                                          -------

---------------------------------------------------------------------------------
SERVICES - 3.8%
  HOTELS, CAMPS & LODGING - 2.3%
  Genting Berhad                                  Ma         2,401         20,044
                                                                          -------

  MISCELLANEOUS REPAIR SERVICES - 1.5%
  Keppel Corp.                                    Si         1,500         13,364
                                                                          -------

---------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 18.5%
  COMMUNICATIONS - 9.1%
  Advanced Information Services                   Th           800         14,164

                     Investment Portfolio/December 31, 1995

------------------------------------------------------------------------------------------------------
COMMON STOCKS - CONT.                                           COUNTRY        SHARES         VALUE
------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - CONT
  COMMUNICATIONS - CONT
  Hong Kong Telecommunications Ltd.                                HK          15,500        $  27,662
  Pt Indosat                                                       In           2,500            9,075
  Philippine Long Distance Telephone, ADR                          Ph             100            5,413
  Telekom Malaysia Berhad                                          Ma           2,900           22,615
                                                                                             ---------
                                                                                                78,929
                                                                                             ---------

  ELECTRIC SERVICES - 4.9%
  Hong Kong Electric Holdings Ltd.                                 HK           8,500           27,866
  Korea Electric Power Corp.                                       Ko             347           15,000
                                                                                             ---------
                                                                                                42,866
                                                                                             ---------

  GAS SERVICES - 4.5%
  Hong Kong and China Gas Co. Ltd.                                 HK          20,000           32,202
  Petronas Gas Berhad                                              Ma           2,090            7,120
                                                                                             ---------
                                                                                                39,322
                                                                                             ---------

TOTAL COMMON STOCKS (cost of $634,561)(b)                                                      810,879

SHORT-TERM OBLIGATIONS - 6.8%                                                   PAR
------------------------------------------------------------------------------------------------------
  Repurchase agreement with Chase Securities, Inc.,
  dated 12/29/95 due 1/02/96 at 5.500% collateralized
  by U.S. Treasury notes with various maturities
  to 1999, market value $5,629 (repurchase
  proceeds $5,505)                                                            $ 5,502            5,502

  Repurchase agreement with JP Morgan Securities,
  Inc., dated 12/29/95 due 1/02/96 at 5.625% collateralized
  by U.S. Treasury notes with various maturities
  to 1998, market value $54,486 (repurchase
  proceeds $53,383)                                                            53,350           53,350
                                                                                             ---------

TOTAL SHORT-TERM OBLIGATIONS                                                                    58,852
                                                                                             ---------

FORWARD CURRENCY CONTRACTS (c) - 0.0%                                                               (2)
------------------------------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET - 0.3%                                                           2,718
------------------------------------------------------------------------------------------------------

NET ASSETS - 100%                                                                            $ 872,447
                                                                                             ---------

                     Investment Portfolio/December 31, 1995

--------------------------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a)  Non-income producing.
(b)  Cost for federal income tax purposes is the same.
(c) As of December 31, 1995, the Fund had entered into the following forward currency exchange contracts:



                                                           Net Unrealized
Contracts                 In Exchange        Settlement     Depreciation
to Receive                    For               Date            (US $)
----------                   -----              ----            ------
MR    4,214              US     $1,661        01/03/96            $2
SD      609              US     $  431        01/02/96             0
SD      666              US     $  471        01/03/96             0
                                                                  --
                                                                  $2
                                                                  --


Summary of Securities
 by Country                             Country          Value         % of Total
---------------------------------------------------------------------------------
Hong Kong                                  HK           $392,611            48.4
Singapore (SD)                             Si            174,247            21.5
Malaysia (MR)                              Ma             88,723            10.9
Thailand                                   Th             77,795             9.6
Indonesia                                  In             41,823             5.2
Korea                                      Ko             23,247             2.9
Philippine                                 Ph              8,082             1.0
Taiwan                                     Tw              2,614             0.3
China                                      Ch              1,737             0.2
                                                        --------           -----
                                                        $810,879           100.0
                                                        --------           -----

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

     Acronym                               Name
   -----------                           --------
       ADR                        American Depository Receipt
       GDS                        Global Depository Shares



See notes to financial statements.

                         STATEMENT OF ASSETS & LIABILITIES
                                 DECEMBER 31, 1995

(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $634,561)                                    $810,879
Short-term obligations                                                    58,852
                                                                        --------
                                                                         869,731

Cash including foreign currencies (cost $225)              225
Receivable for:
  Fund shares sold                                       9,974
  Dividends                                                949
  Interest                                                  28
  Other                                                     39            11,215
                                                         -----          --------
    Total Assets                                                         880,946

LIABILITIES
Unrealized depreciation on forward
  currency contracts                                         2
Payable for:
  Fund shares repurchased                                3,054
  Investments purchased                                  2,651
  Distributions                                          1,300
Accrued:
  Management fee                                           542
  Administration fee                                       173
  Service fee - Class A, Class B, Class D                   63
  Distribution fee - Class B, Class D                       74
  Transfer agent fee                                       173
  Bookkeeping fee                                           25
Other                                                      442
                                                         -----
    Total Liabilities                                                      8,499
                                                                        --------

NET ASSETS                                                              $872,447
                                                                        --------

                    STATEMENT OF ASSETS & LIABILITIES - CONT.

Net asset value & redemption price per share -
Class A ($196,870/15,803)                                        $  12.46
                                                                 --------
Maximum offering price per share - Class A
($12.46/0.9425)                                                    $13.22(a)
                                                                 --------
Net asset value & offering price per share -
Class B ($112,588/9,085)                                           $12.39(b)
                                                                 --------
Net asset value & redemption price per share -
Class D ($21,420/1,726)                                            $12.41(b)
                                                                 --------
Maximum offering price per share - Class D
($12.41/0.9900)                                                  $  12.54
                                                                 --------
Net asset value & redemption price per share -
Class T ($195,986/15,738)                                        $  12.45
                                                                 --------
Maximum offering price per share - Class T
($12.45/0.9425)                                                  $  13.21(a)
                                                                 --------
Net asset value, offering & redemption price
per share - Class Z ($345,583/27,755)                            $  12.45
                                                                 --------

COMPOSITION OF NET ASSETS
  Capital paid in                                                $697,194
  Undistributed net investment income                                 110
  Accumulated net realized loss                                    (1,175)
  Net unrealized appreciation                                     176,318
                                                                 --------
                                                                 $872,447
                                                                 --------

(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1995

(in thousands)
INVESTMENT INCOME
Dividends                                                    $11,642
Special distribution from Taiwan Fund                            791
Interest                                                       1,856
                                                             -------
  Total Investment Income (net of nonrebatable
  foreign taxes withheld at source which
  amounted to $880)                                           14,289

EXPENSES
Management fee                              $ 4,820
Administration fee                            1,442
Service fee - Class A                           160
Service fee - Class B                            74
Service fee - Class D                            14
Distribution fee - Class B                      221
Distribution fee - Class D                       41
Transfer agent fee                            1,814
Bookkeeping fee                                 165
Trustees fee                                     16
Custodian fee                                 1,058
Audit fee                                        41
Legal fee                                        85
Registration fee                                175
Reports to shareholders                          21
Other                                           108
                                            -------
                                             10,255

Custodian and bookkeeping credits earned       (666)           9,589
                                            -------          -------
  Net Investment Income                                        4,700
                                                             -------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments                                   452
  Foreign currency transactions                (123)
                                            -------
    Net Realized Gain                                            329
Net unrealized appreciation (depreciation)
  during the period on:
  Investments                                90,371
  Foreign currency transactions                  (6)
                                            -------
     Net Unrealized Appreciation                              90,365
                                                             -------
     Net Gain                                                 90,694
                                                             -------
Net Increase in Net Assets from Operations                   $95,394
                                                             -------

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

(in thousands)                                         Year ended December 31
                                                    ----------------------------
INCREASE (DECREASE) IN NET ASSETS                     1995               1994
Operations:
Net investment income                               $   4,700          $  2,281
Net realized gain                                         329             4,472
Net unrealized appreciation (depreciation)             90,365           (62,048)
                                                    ---------          --------
  Net Increase (Decrease) from Operations              95,394           (55,295)
                                                    ---------          --------
Distributions:
From net investment income                              -                (1,623)
From net realized gains                                 -                (4,463)
From net investment income - Class A                     (904)            -
From net realized gains - Class A                        (356)            -
From net investment income - Class B                     (308)            -
From net realized gains - Class B                        (200)            -
From net investment income - Class D                      (61)            -
From net realized gains - Class D                         (38)            -
From net investment income - Class T                   (1,295)            -
From net realized gains - Class T                        (373)            -
From net investment income - Class Z                   (2,234)            -
From net realized gains - Class Z                        (657)            -
                                                    ---------          --------
                                                       88,968           (61,381)
                                                    ---------          --------
Fund Share Transactions (a)(b):
Receipts for shares sold - Class A                    303,747             -
Value of distributions reinvested - Class A             1,039             -
Cost of shares repurchased - Class A                 (116,002)            -
                                                    ---------          --------
                                                      188,784             -
                                                    ---------          --------
Receipts for shares sold - Class B                    119,409             -
Value of distributions reinvested - Class B               463             -
Cost of shares repurchased - Class B                  (11,187)            -
                                                    ---------          --------
                                                      108,685             -
                                                    ---------          --------
Receipts for shares sold - Class D                     21,584             -
Value of distributions reinvested - Class D                90             -
Cost of shares repurchased - Class D                     (985)            -
                                                    ---------          --------
                                                       20,689             -
                                                    ---------          --------
Receipts for shares sold - Class T                     38,724             -
Value of distributions reinvested - Class T             1,402             -
Cost of shares repurchased - Class T                  (67,684)            -
                                                    ---------          --------
                                                      (27,558)            -
                                                    ---------          --------
Receipts for shares sold - Class Z                    247,737             -
Value of distributions reinvested - Class Z             2,257             -
Cost of shares repurchased - Class Z                 (213,356)            -
                                                    ---------          --------
                                                       36,638             -
                                                    ---------          --------

(a) Class A, Class B and Class D shares were initially offered on April 1, 1995.
(b) See Note 4 in Notes to Financial Statements.

Statement of Changes in Net Assets continued on following page.
See notes to financial statements.

                   STATEMENT OF CHANGES IN NET ASSETS - CONT.

                                                              Year ended December 31
                                                           ----------------------------
INCREASE (DECREASE) IN NET ASSETS                            1995               1994
Fund Share Transactions (a)(b) - Cont.
Sold                                                       $  -              $ 300,921
Reinvested                                                    -                  4,992
Repurchased                                                   -               (183,174)
                                                           --------          ---------
  Net Increase from Fund Share Transactions                 327,238            122,739
                                                           --------          ---------
    Total Increase                                          416,206             61,358
NET ASSETS
Beginning of period                                         456,241            394,883
                                                           --------          ---------
End of period (including undistributed net
  investment income of $110 and $658, respectively)        $872,447          $ 456,241
                                                           --------          ---------

NUMBER OF FUND SHARES (a)(b)
Sold - Class A                                               25,291              -
Issued for distributions reinvested - Class A                    84              -
Repurchased - Class A                                        (9,572)             -
                                                           --------          ---------
                                                             15,803              -
                                                           --------          ---------
Sold - Class B                                                9,978              -
Issued for distributions reinvested - Class B                    38              -
Repurchased - Class B                                          (931)             -
                                                           --------          ---------
                                                              9,085              -
                                                           --------          ---------
Sold - Class D                                                1,802              -
Issued for distributions reinvested - Class D                     7              -
Repurchased - Class D                                           (83)             -
                                                           --------          ---------
                                                              1,726              -
                                                           --------          ---------
Sold - Class T                                                3,591              -
Issued for distributions reinvested - Class T                   116              -
Repurchased - Class T                                        (6,016)             -
                                                           --------          ---------
                                                             (2,309)             -
                                                           --------          ---------
Sold - Class Z                                               22,635              -
Issued for distributions reinvested - Class Z                   187              -
Repurchased - Class Z                                       (19,250)             -
                                                           --------          ---------
                                                              3,572              -
                                                           --------          ---------
Sold                                                          -                 26,589
Reinvested                                                    -                    468
Repurchased                                                   -                (16,576)
                                                           --------          ---------
  Net Increase in Shares Outstanding                         27,877             10,481
                                                           --------          ---------

(a) Class A, Class B and Class D shares were initially offered on April 1, 1995.
(b) See Note 4 in Notes to Financial Statements.

See notes to financial statements.

                     NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 1995

NOTE 1.  ACCOUNTING POLICIES
 ...........................................................................

ORGANIZATION: Colonial Newport Tiger Fund (formerly Newport Tiger Fund) (the Fund), a series of Colonial Trust VII, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund seeks capital appreciation by investing primarily in equity securities of companies located in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, China and the Philippines). The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class D, Class T and Class
Z. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class D shares are subject to a reduced front-end sales charge, a contingent deferred sales charge on redemptions made within one year after purchase and a continuing distribution fee. Class T shares are sold with a front-end sales charge and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class T shares and Class Z shares, please refer to a prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. Korean equity securities that have reached the limit for aggregate foreign ownership and for which premiums to the local exchange prices may be paid by foreign investors are valued by applying a broker quoted premium to the local share price.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. In certain countries, the Fund may hold

              Notes to Financial Statements/December 31, 1995
--------------------------------------------------------------------------------
NOTE 1.  ACCOUNTING POLICIES - CONT.
 ................................................................................

portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the first-in, first-out basis for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class A, Class B and Class D service fee and Class B and Class D distribution fee), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class D per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class D net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class D shares and the distribution fee applicable to Class B and Class D shares only.

Class A, Class B and Class D ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class D shares and the distribution fee applicable to Class B and Class D shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS: The Fund has adopted Statement of Position 93-4, Foreign Currency Accounting and Financial Statement Presentation for Investment Companies. Accordingly, net realized and unrealized gains (losses) on foreign currency transactions includes the fluctuation in exchange rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

                Notes to Financial Statements/December 31, 1995
-------------------------------------------------------------------------------

FORWARD CURRENCY CONTRACTS: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities.

The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, the actual exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
 ................................................................................

MANAGEMENT FEE: Newport Fund Management (the Adviser) is the investment Adviser of the Fund and receives a monthly fee based on the Fund's average net assets as follows:

    Average Net Assets                      Annual Fee Rate
----------------------------             ---------------------
First $100 million..................              1.00%
Over $100 million...................              0.75%

ADMINISTRATION FEE: Under an administration agreement, Commonwealth Shareholder Services Inc., ("CSS") provided administrative services to the Fund through March 31, 1995. Administration fees paid during the period January 1 through March 31, 1995 amounted to $203,700. Effective April 1, 1995, Colonial Management Associates, Inc. (the Administrator) became the Administrator of the Fund furnishing accounting and other services for a monthly fee equal to 0.25% of the Fund's average net assets.

              Notes to Financial Statements/December 31, 1995
--------------------------------------------------------------------------------
NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
 ................................................................................

BOOKKEEPING FEE: For the period ending April 30, 1995, the custodian provided pricing and bookkeeping services for the Fund. Effective May 1, 1995, the Administrator provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: During the period January 1 through March 31, 1995, Fund's Services Inc. ("FSI"), provided transfer agency services to the Fund pursuant to a service agreement with the Fund. Fees under this agreement for the period ended March 31, 1995 amounted to $125,639. Effective April 1, 1995, Colonial Investors Service Center, Inc., (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Newport Distributors, Inc. ("NDI"), a subsidiary of the Adviser, was the principal underwriter of the Fund through March 31, 1995. The Fund has been advised that for the period January 1, 1995 through March 31, 1995, NDI received $99,117 in aggregate commissions from the Fund. Effective April 1, 1995, Colonial Investment Services, Inc., (the Distributor), an affiliate of the Administrator, became the Fund's principal underwriter. For the period April 1, 1995 through December 31, 1995 the Fund has been advised that the Distributor retained net underwriting discounts of $406,643 on the sales of the Fund's Class A, Class D and Class T shares and received contingent deferred sales charges of $38,726 and $4,637 on Class B and Class D share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class D net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B and Class D shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to NDI and the Distributor for amounts paid by NDI and the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.55% annually of the Fund's average net assets

For the period ended December 31, 1995, the Fund's operating expenses did not exceed the 1.55% expense limit.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser or Administrator.

                 Notes to Financial Statements/December 31, 1995
--------------------------------------------------------------------------------

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the the Fund's assets.

NOTE 3.  PORTFOLIO INFORMATION
 ................................................................................

INVESTMENT ACTIVITY: During the year ended December 31, 1995, purchases and sales of investments, other than short-term obligations, were $330,939,286 and $33,518,878, respectively.

Unrealized appreciation (depreciation) at December 31, 1995, based on cost of investments for both financial statement and federal income tax purposes was:

                Gross unrealized appreciation   $   193,059,588
                Gross unrealized depreciation       (16,741,675)
                                                ---------------
                   Net unrealized appreciation  $   176,317,913
                                                ---------------

OTHER: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4.  REORGANIZATION
 ................................................................................

Newport Tiger Fund, a series of The World Funds, Inc., a Maryland Corporation, was reorganized on April 1, 1995 as the Colonial Newport Tiger Fund, a series of Colonial Trust VII (formerly Liberty Financial Trust) a Massachusetts business trust. Under the plan of reorganization all of the Newport Tiger Fund's assets were transferred, subject to its liabilities, in exchange for shares in the Colonial Newport Tiger Fund. Under the plan, existing Newport Tiger Fund shareholders received newly issued Class T or Class Z shares of Colonial Newport Tiger Fund. The Financial Highlights and capital stock activity for Class T and Class Z shares is presented as if the reorganization occurred on January 1, 1995.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                   Year ended December 31
                                      ----------------------------------------------------------------------------------
                                                                            1995
                                      Class A (a)       Class B (a)        Class D (a)        Class T (b)     Class Z (b)
                                      ----------        ----------         ----------         ----------      ----------
Net asset value -
   Beginning of period                 $ 10.860          $  10.860          $  10.860          $ 10.800        $ 10.800
                                       --------          ---------           -------            --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
income                                    0.067             (0.003)            (0.003)            0.099(d)        0.099(d)
Net realized and
unrealized gain(loss)                     1.617              1.594              1.615             1.656           1.656
                                       --------          ---------           -------            --------       --------
   Total from Investment
      Operations                          1.684              1.591              1.612             1.755           1.755
                                       --------          ---------           -------            --------       --------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:
From net
investment income                        (0.060)            (0.037)            (0.038)           (0.081)         (0.081)
From net
realized gains                           (0.024)            (0.024)            (0.024)           (0.024)         (0.024)
In excess of net
investment income                            --                 --                 --                --              --
                                       --------          ---------           -------            --------       --------
   Total Distributions
   Declared to
   Shareholders                          (0.084)            (0.061)            (0.062)           (0.105)         (0.105)
                                       --------          ---------           -------            --------       --------
Net asset value -
   End of period                       $ 12.460          $  12.390          $  12.410          $ 12.450        $ 12.450
                                       --------          ---------           -------            --------       --------
Total return (e)                          16.27%(f)          14.65%(f)          14.85%(f)         16.28%          16.28%
                                       --------          ---------           -------            --------       --------
RATIOS TO AVERAGE NET ASSETS
Expenses                                   1.37%(f)(g)        1.93 %(f)(g)       1.93 %(f)(g)      1.60%(g)        1.60%(g)
Net investment income                      0.28%(f)(g)       (0.28)%(f)(g)      (0.28)%(f)(g)      0.75%           0.75%
Portfolio turnover                            4%                 4 %                4 %               4%              4%
Net assets at end
of period (000)                        $196,870           $112,588            $21,420          $195,986        $345,583


(a) Class A, Class B and Class D shares were initially offered on April 1, 1995. Per share data reflects activity from that date and was calculated using average shares outstanding during the period.

(b) Newport Tiger Fund was reorganized as Colonial Newport Tiger Fund on April 1, 1995. Under the plan of reorganization, existing shareholders of Newport Tiger Fund received Class T or Class Z shares of Colonial Newport Tiger Fund. The financial highlights for Classes T and Z are presented as if the reorganization had occurred on January 1, 1995.

(c) Reflects 2 for 1 stock split effective November 29, 1993.

(d) Includes distribution from Taiwan Fund which amounted to $ 0.013 of per share.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

                              FINANCIAL STATEMENTS

Selected data for a share of each class outstanding throughout each period are as follows:


                                   Year ended December 31
          --------------------------------------------------------------------
              1994               1993(c)           1992(c)             1991
          ------------       ------------       ------------      ------------
          $     12.440       $      7.120       $      5.860      $      4.650
          ------------       ------------       ------------      ------------



                 0.060              0.040              0.020            (0.020)

                (1.550)             5.330              1.270             1.230
          ------------       ------------       ------------      ------------

                (1.490)             5.370              1.290             1.210
          ------------       ------------       ------------      ------------


                (0.040)            (0.040)            (0.020)             --

                (0.110)            (0.010)              --                --

                  --                 --               (0.010)             --
          ------------       ------------       ------------      ------------

                (0.150)            (0.050)            (0.030)             --
          ------------       ------------       ------------      ------------

          $     10.800       $     12.440       $      7.120      $      5.860
          ------------       ------------       ------------      ------------
                (11.96)%            75.45%             22.02%            26.02%
          ------------       ------------       ------------      ------------

                  1.29%              1.56%              1.85%             2.49%
                  0.57%              0.59%              0.36%            (0.40)%
                     8%                11%                17%               59%

          $    456,241       $    394,883       $     98,836      $     26,401

(f) Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.07% on Class A, Class B and Class D: 0.11% on Class T and Class Z. Prior year ratios are net of benefits received, if any.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF COLONIAL TRUST VII AND THE SHAREHOLDERS OF
COLONIAL NEWPORT TIGER FUND

        In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Newport Tiger Fund (the "Fund") (a series of Colonial
Trust VII) at December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned at December 31, 1995, provides a reasonable basis for the opinion expressed above. The
Statement of Changes in Net Assets for the year ended December 31, 1994 and the Financial Highlights for each of the periods then ended were audited by another Independent Accountant whose report, dated January 25, 1995, expressed an unqualified opinion on those statements.


PRICE WATERHOUSE LLP
Boston, Massachusetts
February 9, 1996

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Newport Tiger Fund is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

Colonial Newport Tiger Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Newport Tiger Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

IMPORTANT NOTICE REGARDING TELEPHONE REDEMPTIONS: Because of a change in policy, shareholders of class T and Z shares wishing to make telephone redemptions of values in excess of $50,000 must send a letter to Colonial requesting telephone redemption privileges. Please send your request, with a signature guarantee, to Colonial Investors Service Center, Inc., P.O. Box 1722, Boston, MA 02175-1722. Please include the name of the recipient bank, a blank check marked void, and the signatures that match the registration of your Colonial account. Please refer any questions to a Colonial shareholder services representative at 1-800-345-6611.

[LOGO]
Mutual Funds for
Planned Portfolios

                                    TRUSTEES

ROBERT J. BIRNBAUM

Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE

Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS

Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL

Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

WILLIAM D. IRELAND, JR.

Trustee (formerly Chairman of the Board, Bank of New England - Worcester)

RICHARD W. LOWRY

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER

Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.

Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER

Dean, Boston College School of Management

GEORGE L. SHINN

Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN

Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.

Chairman of the Board, Reed & Barton Corporation

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                  NOT FDIC-                MAY LOSE VALUE
                  INSURED                  NO BANK GUARANTEE
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            COLONIAL INVESTMENT SERVICES, INC., Distributor (C) 1996
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                             NT-02/697B-1231 (2/96)